UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2021

WESTERN ASSET

TOTAL RETURN UNCONSTRAINED FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize long-term total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Total Return Unconstrained Fund for the six-month reporting period ended November 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective June 16, 2021, the Fund no longer sells Class A2 shares. Following the close of business on June 24, 2021, all outstanding Class A2 shares were automatically converted into Class A shares of the Fund. Shareholders holding Class A2 shares at the time of conversion received Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class A2 shares immediately prior to the conversion. No sales load or other charges were imposed in connection with the conversion. The conversion is not expected to be a taxable event for federal income tax purposes.

II	Western Asset Total Return Unconstrained Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2021

Western Asset Total Return Unconstrained Fund	III

Performance review

For the six months ended November 30, 2021, Class I shares of Western Asset Total Return Unconstrained Fund returned -0.70%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Indexi and the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Indexii, returned 1.02% and 0.06%, respectively, for the same period. The Lipper Absolute Return Bond Funds Category Averageiii returned -0.70% over the same time frame.

Performance Snapshot as of November 30, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset Total Return Unconstrained Fund:
Class A	-0.86%
Class C	-1.22%
Class FI	-0.86%
Class R	-1.01%
Class I	-0.70%
Class IS	-0.75%
Bloomberg U.S. Aggregate Index	1.02%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	0.06%
Lipper Absolute Return Bond Funds Category Average	-0.70%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2021 for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 2.60%, 2.02%, 2.73%, 2.38%, 3.03% and 3.14%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class R shares would have been 2.27%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.07%, 1.78%, 1.03%, 1.45%, 0.73% and 0.67%, respectively.

IV	Western Asset Total Return Unconstrained Fund

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 1.07% for Class A shares, 1.80% for Class C shares, 1.10% for Class FI shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. The annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for Class R and Class IS shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets. Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2021

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High-yield securities, commonly known as “junk bonds,” include greater price volatility, illiquidity and possibility of default. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The use of leverage may increase volatility and possibility of loss. Potential active and frequent trading may

Western Asset Total Return Unconstrained Fund	V

Performance review (cont’d)

result in higher transaction costs and increased investor liability. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

The ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The index, therefore, will always have a constant maturity equal to exactly three months.

iii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 100 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Total Return Unconstrained Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2021 and May 31, 2021 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2021 and held for the six months ended November 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.86%	$1,000.00	$991.40	1.07%	$5.34	Class A	5.00%	$1,000.00	$1,019.70	1.07%	$5.42
Class C	-1.22	1,000.00	987.80	1.77	8.82	Class C	5.00	1,000.00	1,016.19	1.77	8.95
Class FI	-0.86	1,000.00	991.40	1.05	5.24	Class FI	5.00	1,000.00	1,019.80	1.05	5.32
Class R	-1.01	1,000.00	989.90	1.35	6.73	Class R	5.00	1,000.00	1,018.30	1.35	6.83
Class I	-0.70	1,000.00	993.00	0.74	3.70	Class I	5.00	1,000.00	1,021.36	0.74	3.75
Class IS	-0.75	1,000.00	992.50	0.65	3.25	Class IS	5.00	1,000.00	1,021.81	0.65	3.29

2	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

[1]	For the six months ended November 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2021

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
U.S. Government & Agency Obligations — 30.5%
U.S. Government Obligations — 30.5%
U.S. Treasury Bonds	1.125%	8/15/40	13,820,000		$12,223,142
U.S. Treasury Bonds	2.250%	5/15/41	3,720,000		3,961,800
U.S. Treasury Bonds	2.000%	11/15/41	6,010,000		6,162,128
U.S. Treasury Bonds	3.750%	11/15/43	7,350,000		9,867,088	(a)
U.S. Treasury Bonds	2.875%	8/15/45	31,610,000		37,849,271
U.S. Treasury Bonds	2.750%	8/15/47	31,360,000		37,361,275
U.S. Treasury Bonds	3.125%	5/15/48	19,160,000		24,526,297
U.S. Treasury Bonds	2.250%	8/15/49	2,780,000		3,057,023
U.S. Treasury Bonds	2.000%	2/15/50	5,020,000		5,246,684
U.S. Treasury Bonds	1.250%	5/15/50	29,850,000		26,115,252
U.S. Treasury Bonds	1.375%	8/15/50	48,840,000		44,091,455
U.S. Treasury Bonds	1.625%	11/15/50	5,570,000		5,342,631
U.S. Treasury Bonds	1.875%	2/15/51	17,460,000		17,757,366
U.S. Treasury Bonds	2.375%	5/15/51	7,270,000		8,248,042
U.S. Treasury Bonds	1.875%	11/15/51	2,210,000		2,254,200
U.S. Treasury Notes	0.250%	5/31/25	20,000		19,507
U.S. Treasury Notes	0.375%	11/30/25	160,000		155,694
U.S. Treasury Notes	0.375%	1/31/26	120,000		116,522
U.S. Treasury Notes	0.750%	4/30/26	15,770,000		15,524,826
U.S. Treasury Notes	0.750%	5/31/26	20,000		19,680
U.S. Treasury Notes	1.125%	10/31/26	6,620,000		6,611,725
U.S. Treasury Notes	1.250%	11/30/26	130,000		130,594
U.S. Treasury Notes	1.250%	3/31/28	6,750,000		6,726,270
U.S. Treasury Notes	1.250%	4/30/28	12,340,000		12,289,869
U.S. Treasury Notes	1.250%	6/30/28	3,830,000		3,808,755
U.S. Treasury Notes	1.000%	7/31/28	7,690,000		7,519,378
U.S. Treasury Notes	1.125%	8/31/28	4,770,000		4,699,195
U.S. Treasury Notes	1.375%	10/31/28	190,000		190,193
U.S. Treasury Notes	1.625%	5/15/31	2,650,000		2,701,965
U.S. Treasury Notes	1.250%	8/15/31	4,630,000		4,556,571
U.S. Treasury Notes	1.375%	11/15/31	120,000		119,287
Total U.S. Government & Agency Obligations (Cost — $293,898,158)					309,253,685
Sovereign Bonds —18.4%
Argentina — 0.3%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	44,960,000	ARS	127,804	(b)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	143,435		47,802

See Notes to Financial Statements.

4	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	2,648,100		$827,770
Argentine Republic Government International Bond, Senior Notes, Step bond (2.500% to 7/9/22 then 3.500%)	2.500%	7/9/41	1,920,000		595,642
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	4,910,882		1,922,905	(c)
Total Argentina					3,521,923
Brazil — 1.4%
Brazil Letras do Tesouro Nacional	0.000%	1/1/24	66,296,000	BRL	9,370,603
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	27,490,000	BRL	4,639,432
Total Brazil					14,010,035
China — 2.6%
China Government Bond	3.290%	5/23/29	160,000,000	CNY	25,837,017
Colombia — 0.0%††
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	370,000		340,430
Ghana — 0.2%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	1,830,000		2,001,654	(c)
India — 2.8%
India Government Bond	7.350%	6/22/24	370,000,000	INR	5,199,521
India Government Bond	7.590%	1/11/26	620,000,000	INR	8,842,234
India Government Bond	7.590%	3/20/29	700,000,000	INR	10,026,945
India Government Bond, Senior Notes	5.220%	6/15/25	100,000,000	INR	1,326,503
India Government Bond, Senior Notes	5.790%	5/11/30	200,000,000	INR	2,576,361
Total India					27,971,564
Indonesia — 1.7%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		529,555
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	1,170,000		1,344,634	(d)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — continued
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	730,000		$890,111	(d)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	550,000		619,299
Indonesia Treasury Bond	7.000%	5/15/27	19,447,000,000	IDR	1,458,270
Indonesia Treasury Bond	8.250%	5/15/29	79,766,000,000	IDR	6,273,793
Indonesia Treasury Bond	7.125%	6/15/42	88,000,000,000	IDR	6,343,865
Total Indonesia					17,459,527
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,630,000		1,703,717	(c)
Mexico — 4.0%
Mexican Bonos, Bonds	7.500%	6/3/27	115,450,000	MXN	5,422,803
Mexican Bonos, Bonds	8.000%	11/7/47	98,030,000	MXN	4,532,392
Mexican Bonos, Senior Notes	8.500%	5/31/29	91,300,000	MXN	4,517,070
Mexican Bonos, Senior Notes	7.750%	11/13/42	584,101,900	MXN	26,443,971
Total Mexico					40,916,236
Russia — 5.2%
Russian Federal Bond — OFZ	6.000%	10/6/27	180,300,000	RUB	2,168,269
Russian Federal Bond — OFZ	7.050%	1/19/28	506,371,000	RUB	6,403,027
Russian Federal Bond — OFZ	6.900%	5/23/29	1,865,013,000	RUB	23,333,445
Russian Federal Bond — OFZ	7.650%	4/10/30	881,790,000	RUB	11,477,834
Russian Federal Bond — OFZ	7.250%	5/10/34	15,420,000	RUB	193,071
Russian Federal Bond — OFZ	7.700%	3/16/39	587,480,000	RUB	7,626,312
Russian Foreign Bond — Eurobond, Senior Notes	4.875%	9/16/23	1,400,000		1,486,040	(c)
Total Russia					52,687,998
Total Sovereign Bonds (Cost — $208,430,964)					186,450,101
Corporate Bonds & Notes — 17.7%
Communication Services —1.5%
Entertainment — 0.4%
Netflix Inc., Senior Notes	3.875%	11/15/29	2,640,000	EUR	3,586,990	(d)
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	750,000		773,250	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	60,000		61,903	(c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	4,060,000		4,099,382	(c)

See Notes to Financial Statements.

6	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	530,000	$528,577
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,040,000	1,251,776
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	160,000	155,147
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	180,000	203,094
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	150,000	148,843	(c)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	500,000	718,361
Walt Disney Co., Senior Notes	8.450%	8/1/34	350,000	566,286
Total Media				8,506,619
Wireless Telecommunication Services — 0.3%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	460,000	445,940	(c)
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	120,000	118,709
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	360,000	347,865
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	2,670,000	2,588,245
Total Wireless Telecommunication Services				3,500,759
Total Communication Services				15,594,368
Consumer Discretionary —1.2%
Automobiles — 0.5%
Ford Motor Co., Senior Notes	3.250%	2/12/32	550,000	550,902
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	206,417
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	216,464
Ford Motor Credit Co. LLC, Senior Notes	4.271%	1/9/27	246,000	260,514
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	1,860,000	1,964,551
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	200,000	197,050

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	340,000	$347,453
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	600,000	628,069
Total Automobiles				4,371,420
Hotels, Restaurants & Leisure — 0.4%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	20,000	22,032
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	140,000	155,497
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	110,000	111,094
Sands China Ltd., Senior Notes	5.125%	8/8/25	730,000	768,515
Sands China Ltd., Senior Notes	2.300%	3/8/27	500,000	477,450	(c)
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	634,545
Sands China Ltd., Senior Notes	2.850%	3/8/29	330,000	310,976	(c)
Sands China Ltd., Senior Notes	3.250%	8/8/31	200,000	190,216	(c)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,760,000	1,691,527	(c)
Total Hotels, Restaurants & Leisure				4,361,852
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.750%	11/15/22	500,000	514,262
Lennar Corp., Senior Notes	4.500%	4/30/24	350,000	373,832
Lennar Corp., Senior Notes	4.750%	5/30/25	110,000	120,887
Lennar Corp., Senior Notes	5.000%	6/15/27	40,000	45,693
Total Household Durables				1,054,674
Internet & Direct Marketing Retail — 0.2%
Prosus NV, Senior Notes	3.061%	7/13/31	2,390,000	2,312,952	(c)
Total Consumer Discretionary				12,100,898
Consumer Staples — 0.5%
Food & Staples Retailing — 0.0%††
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	10,942	11,857	(c)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	43,509	50,217
Total Food & Staples Retailing				62,074
Food Products — 0.3%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	130,000	148,832
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	27,080
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	50,000	73,306

See Notes to Financial Statements.

8	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	10,000	$15,031	(c)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	10,000	11,703
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	220,000	268,977
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	540,000	688,598
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	670,000	776,427
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	320,000	399,513
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	270,000	366,800
Total Food Products				2,776,267
Tobacco — 0.2%
Altria Group Inc., Senior Notes	3.875%	9/16/46	180,000	176,451
Altria Group Inc., Senior Notes	5.950%	2/14/49	50,000	63,134
Altria Group Inc., Senior Notes	6.200%	2/14/59	428,000	559,172
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,600,000	1,680,204
Total Tobacco				2,478,961
Total Consumer Staples				5,317,302
Energy — 6.5%
Energy Equipment &Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	610,000	724,846
Oil, Gas &Consumable Fuels — 6.4%
Apache Corp., Senior Notes	4.375%	10/15/28	200,000	211,140
Apache Corp., Senior Notes	7.750%	12/15/29	370,000	459,425
Apache Corp., Senior Notes	4.250%	1/15/30	1,160,000	1,214,288
Apache Corp., Senior Notes	4.750%	4/15/43	120,000	128,112
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	530,000	560,389	(c)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	280,000	288,749
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	460,000	447,562	(c)
Chevron Corp., Senior Notes	3.078%	5/11/50	80,000	85,443
ConocoPhillips, Senior Notes	3.750%	10/1/27	370,000	404,575	(c)
ConocoPhillips, Senior Notes	4.300%	8/15/28	740,000	839,503	(c)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	1,200,000	1,400,118	(c)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,390,000	1,508,517	(c)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	230,000	256,250	(c)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,340,000	1,772,378	(c)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	2,100,000	2,311,911	(c)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.850%	12/15/25	160,000	$183,554
Devon Energy Corp., Senior Notes	5.250%	10/15/27	26,000	27,489	(c)
Devon Energy Corp., Senior Notes	5.875%	6/15/28	26,000	28,372	(c)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	304,000	326,674	(c)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	780,000	983,068
Devon Energy Corp., Senior Notes	4.750%	5/15/42	320,000	366,658
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	190,000	199,583
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	90,000	94,526
Ecopetrol SA, Senior Notes	4.125%	1/16/25	570,000	575,928
Ecopetrol SA, Senior Notes	5.375%	6/26/26	280,000	294,405
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,180,000	1,102,167
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	5,230,000	4,667,775	(e)(f)
Energy Transfer LP, Senior Notes	4.950%	6/15/28	90,000	101,839
Energy Transfer LP, Senior Notes	5.250%	4/15/29	130,000	148,835
Energy Transfer LP, Senior Notes	3.750%	5/15/30	670,000	706,328
Energy Transfer LP, Senior Notes	5.300%	4/1/44	60,000	69,098
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	11,922
Energy Transfer LP, Senior Notes	6.250%	4/15/49	920,000	1,196,189
Energy Transfer LP, Senior Notes	5.000%	5/15/50	620,000	713,444
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	40,000	40,000
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	500,000	688,149
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	520,000	549,933
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	470,000	507,251
EOG Resources Inc., Senior Notes	4.375%	4/15/30	120,000	138,239
EOG Resources Inc., Senior Notes	4.950%	4/15/50	200,000	271,052
EQT Corp., Senior Notes	6.625%	2/1/25	30,000	33,523
EQT Corp., Senior Notes	3.900%	10/1/27	2,610,000	2,724,240
EQT Corp., Senior Notes	5.000%	1/15/29	250,000	274,212
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	390,000	486,450
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	570,000	623,625

See Notes to Financial Statements.

10	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,610,000	$1,768,440	(c)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	670,966	(c)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	970,000	1,370,306
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	2,060,000	2,117,429	(d)
MPLX LP, Senior Notes	4.875%	6/1/25	430,000	470,835
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	2,770,000	3,094,769	(c)
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	1,530,000	1,992,863
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,000,000	1,187,515
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,330,000	1,270,250
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	71,685	(c)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	1,000,000	1,078,350
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	2,530,000	2,611,251
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,280,000	1,244,070
Range Resources Corp., Senior Notes	5.875%	7/1/22	76,000	76,751
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,413,000	1,435,064
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	429,450
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,920,000	2,146,147	(c)
Shell International Finance BV, Senior Notes	3.250%	4/6/50	650,000	698,870
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	110,000	114,148
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	210,000	223,673

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas &Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	110,000		$122,016
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	930,000		1,091,232
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	280,000		290,364
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	290,000		310,213
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	479,000		522,570
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	3,400,000		3,664,520
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	750,000		868,226
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	710,000		821,882
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	460,000		526,302
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	810,000		877,379
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	520,000		552,510
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	220,000		287,682
YPF SA, Senior Secured Notes, Step bond (4.000% to 1/1/23 then 9.000%)	4.000%	2/12/26	1,782,450		1,448,775	(c)
Total Oil, Gas &Consumable Fuels					65,479,391
Total Energy					66,204,237
Financials — 3.2%
Banks —1.6%
CIT Group Inc., Senior Notes	5.000%	8/15/22	824,000		846,788
CIT Group Inc., Senior Notes	4.750%	2/16/24	100,000		105,692
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,428,000		1,832,831
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,330,000		1,506,105
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate +4.098%)	4.625%	12/29/25	2,200,000	EUR	2,701,393	(d)(e)(f)

See Notes to Financial Statements.

12	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate +6.185%)	8.125%	12/23/25	1,250,000		$1,475,586	(c)(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate +4.383%)	5.250%	9/16/22	1,330,000	EUR	1,547,362	(d)(e)(f)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	530,000		543,648	(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate +5.290%)	4.947%	6/27/25	1,312,000	EUR	1,601,395	(d)(e)(f)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	670,000		723,051
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	2,080,000		2,881,329	(f)
Total Banks					15,765,180
Capital Markets —1.0%
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR +1.730%)	3.091%	5/14/32	1,070,000		1,085,151	(c)(f)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,630,000		2,135,069
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	12/31/21	100,000		0	*(b)(e)(g)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	2,350,000		0	*(b)(h)(i)(j)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate +4.344%)	7.000%	1/31/24	6,860,000		7,371,790	(c)(e)(f)
Total Capital Markets					10,592,010
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	270,000		276,127
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	800,000		806,718
Indian Railway Finance Corp. Ltd., Senior Secured Notes	7.270%	6/15/27	100,000,000	INR	1,396,545

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	127,000	$130,308	(c)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	270,000	280,152	(c)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,150,000	1,238,856	(c)
Vanguard Group Inc.	3.050%	8/22/50	1,000,000	973,290	(b)(h)
Total Diversified Financial Services				5,101,996
Insurance — 0.1%
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR +2.205%)	6.400%	12/15/36	630,000	782,411	(e)(f)
Total Financials				32,241,597
Health Care —1.3%
Health Care Providers & Services —0.7%
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,620,000	1,893,362
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	600,000	710,140
Dignity Health, Secured Notes	5.267%	11/1/64	860,000	1,229,265
Hackensack Meridian Health Inc., Senior Secured Notes	4.211%	7/1/48	1,060,000	1,343,971
HCA Inc., Senior Notes	5.625%	9/1/28	20,000	23,140
HCA Inc., Senior Notes	3.500%	9/1/30	150,000	156,380
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	779,652
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	221,778
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	770,000	1,033,401
Total Health Care Providers & Services				7,391,089
Pharmaceuticals — 0.6%
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,170,000	2,166,181
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,490,000	1,493,598
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,530,000	1,434,390
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	520,000	509,330
Total Pharmaceuticals				5,603,499
Total Health Care				12,994,588

See Notes to Financial Statements.

14	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 2.2%
Aerospace & Defense — 0.5%
Boeing Co., Senior Notes	2.700%	2/1/27	560,000	$571,141
Boeing Co., Senior Notes	3.250%	2/1/35	620,000	619,499
Boeing Co., Senior Notes	3.550%	3/1/38	150,000	152,672
Boeing Co., Senior Notes	5.705%	5/1/40	1,160,000	1,483,164
Boeing Co., Senior Notes	5.805%	5/1/50	1,420,000	1,918,130
Boeing Co., Senior Notes	5.930%	5/1/60	430,000	595,340
Total Aerospace & Defense				5,339,946
Airlines — 0.9%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	1,300,000	1,301,685
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	160,000	163,091
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	760,000	766,244
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	660,000	764,118
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,810,000	2,080,830	(c)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	450,000	471,973	(c)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	360,000	394,853	(c)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	550,000	588,107	(c)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	390,000	427,003	(c)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	10,000	10,059	(c)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,730,000	1,723,945	(c)
Total Airlines				8,691,908
Commercial Services & Supplies — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	3,400,000	3,295,688	(c)
California Institute of Technology, Senior Notes	3.650%	9/1/2119	870,000	1,052,894
Total Commercial Services & Supplies				4,348,582
Industrial Conglomerates — 0.1%
General Electric Co., Senior Notes	3.450%	5/1/27	120,000	130,764

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Industrial Conglomerates — continued
General Electric Co., Senior Notes	3.625%	5/1/30	140,000	$157,925
General Electric Co., Senior Notes	6.875%	1/10/39	116,000	181,480
Total Industrial Conglomerates				470,169
Trading Companies & Distributors — 0.3%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	2,920,000	2,841,744	(c)
Total Industrials				21,692,349
Materials — 1.3%
Chemicals —0.5%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	2,140,000	2,546,183	(d)
OCP SA, Senior Notes	5.625%	4/25/24	2,320,000	2,487,365	(c)
Total Chemicals				5,033,548
Containers & Packaging — 0.0%††
Ball Corp., Senior Notes	3.125%	9/15/31	270,000	260,280
Metals & Mining — 0.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	1,450,000	1,530,566	(c)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	312,961	(c)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	200,000	211,536
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,910,000	2,357,675
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,140,000	1,228,538	(c)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,870,000	2,425,558
Total Metals & Mining				8,066,834
Total Materials				13,360,662
Total Corporate Bonds & Notes (Cost — $170,392,376)				179,506,001
Collateralized Mortgage Obligations (k) — 11.3%
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	0.305%	9/29/36	7,734,502	7,719,825	(c)(f)
BANK, 2018-BN15B	4.816%	11/15/61	1,050,000	1,180,095	(f)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	3,640,000	3,622,296	(c)(f)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. USD LIBOR +0.160%)	0.252%	1/25/37	1,278,874	1,227,390	(f)

See Notes to Financial Statements.

16	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
BX Commercial Mortgage Trust, 2021-VINO C (1 mo. USD LIBOR + 1.102%)	1.192%	5/15/38	2,100,000	$2,099,418	(c)(f)
BX Commercial Mortgage Trust, 2021-VOLT G (1 mo. USD LIBOR + 2.850%)	2.940%	9/15/36	850,000	848,944	(c)(f)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	3.980%	10/15/38	1,070,000	1,069,207	(c)(f)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR +5.488%)	5.577%	5/15/37	4,900,000	4,588,363	(c)(f)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR +3.142%)	3.232%	10/15/36	1,030,000	1,027,819	(c)(f)
CFK Trust, 2020-MF2 E	3.573%	3/15/39	1,440,000	1,406,044	(c)(f)
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	1.753%	6/19/31	4,252	4,333	(f)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	2.241%	2/25/34	32,252	32,707	(f)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	0.352%	11/25/35	109,077	95,848	(f)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	911,511	787,170
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. USD LIBOR +5.100%)	5.008%	11/25/35	3,897,907	737,890	(f)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. USD LIBOR + 0.520%)	0.612%	1/25/46	66,699	63,981	(f)
Countrywide Alternative Loan Trust, 2006-4CB 1A4, IO (-1.000 x 1 mo. USD LIBOR +5.300%)	5.208%	4/25/36	6,233,268	1,214,414	(f)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1 mo. USD LIBOR +5.500%)	5.408%	4/25/36	3,759,222	738,239	(f)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (-1.000 x 1 mo. USD LIBOR +5.600%)	5.508%	7/25/36	1,744,154	410,495	(f)
CSMC OA LLC, 2014-USAF	4.373%	9/15/37	4,400,000	3,452,076	(c)
CSMC Trust, 2015-2R 7A1	2.688%	8/27/36	317,257	322,509	(c)(f)
CSMC Trust, 2015-2R 7A2	2.688%	8/27/36	3,573,483	3,157,575	(c)(f)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.600%)	7.690%	7/15/32	3,659,000	$3,203,145	(c)(f)
CSMC Trust, 2019-RIO A (1 mo. USD LIBOR + 3.024%, 4.024% floor)	4.024%	12/15/21	3,680,000	3,687,021	(c)(f)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.838%	7/25/47	803,745	817,898	(c)(f)
CSMC Trust, 2021-RPL1 A2	3.937%	9/27/60	870,000	865,509	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	0.542%	6/25/34	3,776	3,732	(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.392%	1/25/50	2,310,000	2,303,226	(c)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	3.550%	10/25/33	1,210,000	1,253,632	(c)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,280,000	1,293,263	(c)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2M	4.250%	11/25/59	2,120,000	2,197,533	(c)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3M	4.250%	5/25/60	2,410,000	2,489,294	(c)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR +7.150%)	7.242%	7/25/23	400,424	422,770	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR +10.750%)	10.842%	3/25/25	2,434,257	2,507,803	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 M2 (1 mo. USD LIBOR +2.450%)	2.542%	12/25/42	1,074,001	1,081,774	(f)

See Notes to Financial Statements.

18	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR +3.400%)	3.450%	8/25/33	520,000	$534,905	(c)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR +2.300%)	2.350%	8/25/33	460,000	468,806	(c)(f)
Federal National Mortgage Association (FNMA) — CAS, 2017- C03 1M2 (1 mo. USD LIBOR + 3.000%)	3.092%	10/25/29	2,735,103	2,801,639	(c)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019- R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.192%	7/25/39	2,070,000	2,100,080	(c)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019- R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.492%	10/25/39	1,300,000	1,308,135	(c)(f)
Federal National Mortgage Association (FNMA) — CAS, 2020- R01 1B1 (1 mo. USD LIBOR + 3.250%)	3.342%	1/25/40	1,790,000	1,794,291	(c)(f)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	36,853	44,645
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	2.695%	2/25/36	40,200	34,753	(f)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	103,985	104,275	(c)(f)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	12,312,434	5,916	(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	4,516	4,381	(f)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,712,268	27	(f)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.133%	2/16/53	1,811,332	8,702	(f)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.111%	2/16/48	233,110	2,623	(f)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.600%	9/16/55	1,216,991	$38,057	(f)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.276%	1/16/55	40,309,299	579,019	(f)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.658%	10/16/58	3,121,268	143,424	(f)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.662%	7/16/58	1,072,404	41,563	(f)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.460%)	0.552%	4/25/36	25,061	34,162	(f)
GS Mortgage Securities Corp. Trust, 2020-DUNE F (1 mo. USD LIBOR + 3.250%)	3.340%	12/15/36	2,940,000	2,872,301	(c)(f)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	0.269%	11/19/46	99,490	82,757	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007- LD12 AJ	6.718%	2/15/51	79,838	73,810	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018- PHMZ M (1 mo. USD LIBOR + 8.358%)	8.448%	6/15/35	10,150,000	1,117,901	(c)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020- MKST G (1 mo. USD LIBOR + 4.250%)	4.340%	12/15/36	2,079,000	1,898,168	(c)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020- MKST H (1 mo. USD LIBOR + 6.750%)	6.840%	12/15/36	2,173,000	1,872,679	(c)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020- NNNZM	8.542%	1/16/37	928,455	866,426	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021- HTL5 F (1 mo. USD LIBOR +4.265%)	4.355%	11/15/38	2,140,000	2,133,313	(c)(f)(l)
KIND Trust, 2021-KIND D (1 mo. USD LIBOR +2.300%)	2.390%	8/15/38	2,140,000	2,136,147	(c)(f)

See Notes to Financial Statements.

20	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Legacy Mortgage Asset Trust, 2019- GS7 A1, Step bond	3.250%	11/25/59	3,001,314	$3,016,434	(c)
Legacy Mortgage Asset Trust, 2021- GS2 A2, Step bond	3.500%	4/25/61	1,200,000	1,192,665	(c)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR +3.150%)	3.250%	11/15/38	1,530,000	1,528,696	(c)(f)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A3 4A3	2.302%	5/25/34	34,642	34,700	(f)
MHC Trust, 2021-MHC2 E (1 mo. USD LIBOR +1.950%)	2.040%	5/15/23	2,090,000	2,064,156	(c)(f)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	355,306	174,135	(f)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	458,178	224,552	(c)(f)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	15,854	15,623	(f)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	72,559	44,624
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.222%	10/15/54	6,417,848	513,939	(f)
Motel Trust, 2021-MTL6 E (1 mo. USD LIBOR +2.700%)	2.790%	9/15/38	1,830,000	1,830,993	(c)(f)
Natixis Commercial Mortgage Securities Trust, 2019-FAMED	4.544%	8/15/36	2,862,000	2,625,814	(c)(f)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR +2.011%, 3.511% floor)	3.511%	4/18/24	3,660,000	3,629,457	(c)(f)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	1,615,928	1,687,814	(c)(f)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	2.765%	8/25/36	66,394	44,794	(f)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR +5.550%)	5.458%	2/25/36	8,445,873	2,131,845	(f)
Soho Trust, 2021-SOHOC	2.786%	8/10/38	5,670,000	5,235,757	(c)(f)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	4.490%	11/15/27	7,530,000	75	(c)(f)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	2.286%	4/25/34	61,532	62,478	(f)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Tharaldson Hotel Portfolio Trust, 2018-THL E ( 1 mo. USD LIBOR + 3.330%)	3.570%	11/11/34	1,603,959	$1,599,106	(c)(f)
UBS-Barclays Commercial Mortgage Trust, 2012-C2G	5.000%	5/10/63	2,080,000	98,286	(c)(f)
UBS-Barclays Commercial Mortgage Trust, 2012-C2H	5.000%	5/10/63	2,089,986	21	(c)(f)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1A (1 mo. USD LIBOR +0.720%)	0.812%	11/25/34	1,850,689	1,821,243	(f)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.083%	2/25/46	1,538,904	1,483,820	(f)
Waterfall Commercial Mortgage Trust, 2015-SBC5A	4.104%	9/14/22	215,183	218,920	(c)(f)
ZH Trust, 2021-1A	2.253%	2/18/27	2,300,000	2,297,978	(c)
Total Collateralized Mortgage Obligations (Cost — $131,110,210)				114,614,068
Senior Loans — 9.9%
Communication Services — 1.3%
Diversified Telecommunication Services — 0.2%
Delta TopCo Inc., First Lien Term Loan ( the greater of 6 mo. USD LIBOR or 0.750% +3.750%)	4.500%	12/1/27	2,487,500	2,484,130	(f)(m)(n)
Entertainment — 0.2%
Allen Media LLC, Term Loan B ( 3 mo. USD LIBOR +5.500%)	5.632%	2/10/27	1,989,897	1,975,600	(f)(m)(n)
Interactive Media & Services — 0.2%
Rackspace Technology Global Inc., Term Loan B ( the greater of 3 mo. USD LIBOR or 0.750% +2.750%)	3.500%	2/15/28	1,771,100	1,748,660	(f)(m)(n)
Media — 0.7%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR +1.750%)	1.850%	4/30/25	1,492,248	1,487,115	(f)(m)(n)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.586%	9/18/26	2,363,335	2,350,253	(f)(m)(n)

See Notes to Financial Statements.

22	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% +3.250%)	4.000%	3/15/26	1,995,000	$1,993,135	(f)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.589%	1/31/28	1,050,000	1,037,531	(f)(m)(n)
Total Media				6,868,034
Total Communication Services				13,076,424
Consumer Discretionary — 2.1%
Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	2,051,894	2,044,620	(f)(m)(n)
WW International Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% +3.500%)	4.000%	4/13/28	2,593,500	2,566,592	(f)(m)(n)
Total Diversified Consumer Services				4,611,212
Hotels, Restaurants & Leisure — 0.5%
Alterra Mountain Co., 2028 Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% +3.500%)	4.000%	7/21/28	351,797	348,941	(f)(m)(n)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR +2.750%)	2.840%	12/23/24	2,236,761	2,217,469	(f)(m)(n)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	3.590%	7/21/25	1,118,700	1,118,756	(f)(m)(n)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR +2.750%)	2.840%	8/14/24	1,675,214	1,665,096	(f)(m)(n)
Total Hotels, Restaurants & Leisure				5,350,262
Specialty Retail — 1.2%
Academy Ltd., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% +3.750%)	4.500%	11/5/27	694,013	695,099	(f)(m)(n)
Empire Today LLC, Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 0.750% +5.000%)	5.750%	4/3/28	1,995,000	1,965,085	(f)(m)(n)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/19/27	2,479,962	$2,461,995	(f)(m)(n)
Leslie’s Poolmart Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	3/9/28	2,487,500	2,477,276	(f)(m)(n)
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% +4.250%)	5.000%	4/15/28	523,750	521,100	(f)(m)(n)
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% +3.750%)	4.500%	2/11/28	877,800	875,276	(f)(m)(n)
Whatabrands LLC, Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% +3.250%)	3.750%	8/3/28	2,810,000	2,797,116	(f)(m)(n)
Total Specialty Retail				11,792,947
Total Consumer Discretionary				21,754,421
Consumer Staples — 0.5%
Beverages — 0.5%
City Brewing Co. LLC, First Lien Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/5/28	2,000,000	1,979,160	(f)(m)(n)
Triton Water Holdings Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	3/31/28	2,593,500	2,585,888	(f)(m)(n)
Total Consumer Staples				4,565,048
Financials — 1.4%
Capital Markets — 0.5%
Allspring Buyer LLC, Term Loan	—	11/1/28	1,774,194	1,772,721	(o)
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/7/28	1,385,596	1,381,383	(f)(m)(n)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.090%	7/3/24	1,850,345	1,833,350	(f)(m)(n)
Total Capital Markets				4,987,454

See Notes to Financial Statements.

24	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — 0.4%
Citadel Securities LP, 2021 Term Loan (1 mo. USD LIBOR +2.500%)	2.590%	2/2/28	980,112	$971,536	(f)(m)(n)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% +3.750%)	4.750%	4/9/27	1,224,500	1,224,347	(f)(m)(n)
UFC Holdings LLC, Term Loan B3 (the greater of 6 mo. USD LIBOR or 0.750% +2.750%)	3.500%	4/29/26	1,350,606	1,332,879	(f)(m)(n)
VFH Parent LLC, Initial Term Loan (3 mo. USD LIBOR + 3.000%)	3.093%	3/1/26	369,150	368,713	(f)(m)(n)
Total Diversified Financial Services				3,897,475
Insurance — 0.4%
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR +3.250%)	3.340%	12/23/26	873,400	861,391	(f)(m)(n)
Asurion LLC, Second Lien Term Loan B3 (1 mo. USD LIBOR +5.250%)	5.340%	1/31/28	1,500,000	1,489,125	(f)(m)(n)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	3.340%	12/31/25	1,724,534	1,693,277	(f)(m)(n)
Total Insurance				4,043,793
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR +2.750%)	2.840%	5/15/26	1,643,190	1,622,658	(f)(m)(n)
Total Financials				14,551,380
Health Care — 1.6%
Health Care Providers & Services — 0.9%
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% +4.250%)	5.250%	10/2/25	1,867,096	1,857,760	(f)(m)(n)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR +3.750%)	3.842%	11/16/25	583,918	579,871	(f)(m)(n)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR +3.250%)	3.342%	3/5/26	830,949	822,864	(f)(m)(n)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% +2.750%)	3.250%	12/11/26	2,330,000	2,321,263	(f)(m)(n)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR +5.000%)	5.090%	6/26/26	1,430,800	$1,393,585	(f)(m)(n)
WP CityMD Bidco LLC, Refinancing Term Loan (the greater of 3 mo. USD LIBOR or 0.750% +3.750%)	4.500%	8/13/26	1,821,600	1,816,281	(f)(m)(n)
Total Health Care Providers & Services				8,791,624
Health Care Technology — 0.3%
AthenaHealth Inc., Additional Term Loan B1	4.340- 4.400%	2/11/26	1,755,366	1,756,024	(f)(m)(n)
Virgin Pulse Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% +4.000%)	4.750%	4/6/28	1,250,000	1,235,419	(f)(m)(n)
Total Health Care Technology				2,991,443
Life Sciences Tools & Services — 0.1%
ICON Luxembourg Sarl, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% +2.500%)	3.000%	7/3/28	766,601	765,163	(f)(m)(n)
PRA Health Sciences Inc., Term Loan (the greater of 3 mo. USD LIBOR or 0.500% +2.500%)	3.000%	7/3/28	190,999	190,641	(f)(m)(n)
Total Life Sciences Tools & Services				955,804
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% +4.000%)	4.750%	10/1/27	853,550	854,088	(f)(m)(n)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% +3.500%)	4.000%	5/5/28	2,324,175	2,322,734	(f)(m)(n)
Total Pharmaceuticals				3,176,822
Total Health Care				15,915,693
Industrials — 1.8%
Aerospace & Defense — 0.3%
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR +2.250%)	2.340%	12/9/25	3,365,743	3,302,635	(f)(m)(n)

See Notes to Financial Statements.

26	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — 0.2%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% +3.750%)	4.750%	10/20/27	560,000	$590,218	(f)(m)(n)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% +3.750%)	4.500%	4/21/28	1,681,550	1,682,012	(f)(m)(n)
Total Airlines				2,272,230
Commercial Services & Supplies — 1.0%
Allied Universal Holdco LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% +3.750%)	4.250%	5/12/28	2,215,358	2,199,718	(f)(m)(n)
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR +3.500%)	3.590%	1/29/27	989,975	982,550	(f)(m)(n)
Amentum Government Services Holdings LLC, First Lien Term Loan 2 (the greater of 3 mo. USD LIBOR or 0.750% +4.750%)	5.500%	1/29/27	348,250	348,511	(f)(m)(n)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR +2.500%)	2.590%	10/1/26	850,250	848,261	(f)(m)(n)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.350%	10/30/26	1,209,235	1,209,773	(f)(m)(n)
GFL Environmental Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 0.500% +3.000%)	3.500%	5/30/25	1,407,044	1,408,663	(f)(m)(n)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR +3.000%)	3.088%	5/14/26	1,415,422	1,409,562	(f)(m)(n)
Monitronics International Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.250% +6.500%)	7.750%	3/29/24	865,584	815,094	(f)(m)(n)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR +4.000%)	4.090%	8/27/25	923,439	923,323	(f)(m)(n)
Total Commercial Services & Supplies				10,145,455
Road & Rail — 0.1%
Genesee &Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.132%	12/30/26	1,492,424	1,481,142	(f)(m)(n)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — 0.2%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.625%	8/15/25	1,509,300	$1,501,761	(f)(m)(n)
Total Industrials				18,703,223
Information Technology — 1.2%
Communications Equipment — 0.0%††
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR +4.250%)	4.340%	11/29/25	621,036	599,542	(f)(m)(n)
IT Services — 0.4%
Redstone Holdco 2 LP, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.750%)	5.500%	4/27/28	2,680,000	2,552,030	(f)(m)(n)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.750%)	8.500%	4/27/29	1,500,000	1,374,375	(f)(m)(n)
Total IT Services				3,926,405
Software — 0.8%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.090%	10/16/26	3,654,399	3,645,501	(f)(m)(n)
Magenta Buyer LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% +5.000%)	5.750%	7/27/28	2,990,000	2,950,143	(f)(m)(n)
Planview Parent Inc., First Lien Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	12/17/27	1,126,488	1,125,080	(f)(m)(n)
Total Software				7,720,724
Total Information Technology				12,246,671
Total Senior Loans (Cost — $101,243,844)				100,812,860
Asset-Backed Securities — 6.4%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	1.364%	7/1/39	2,950,000	2,799,114	(f)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR +5.810%)	5.932%	4/17/29	1,900,000	1,870,375	(c)(f)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	1.127%	7/25/32	55,349	55,353	(f)

See Notes to Financial Statements.

28	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Apex Credit CLO Ltd., 2019-2A D (3 mo. USD LIBOR +4.050%)	4.174%	10/25/32	1,000,000	$996,250	(c)(f)
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR +6.100%)	6.224%	10/15/30	250,000	249,933	(c)(f)
ASSURANT CLO Ltd., 2019-5A E (3 mo. USD LIBOR +7.340%)	7.464%	1/15/33	600,000	594,600	(c)(f)
Ballyrock CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 3.150%)	3.282%	4/20/31	1,400,000	1,393,195	(c)(f)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR (3 mo. USD LIBOR + 3.600%)	3.732%	1/20/32	1,450,000	1,450,349	(c)(f)(p)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	7.950%	8/20/32	750,000	747,188	(c)(f)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	1.239%	8/19/38	1,600,000	1,603,550	(c)(f)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.834%	7/20/31	2,740,000	2,694,387	(c)(f)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.132%	4/20/29	3,700,000	3,677,098	(c)(f)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.522%	4/17/30	250,000	245,935	(c)(f)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	0.210%	4/15/37	898,462	858,795	(f)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.782%	7/20/28	2,000,000	2,002,117	(c)(f)
Dividend Solar Loans LLC, 2018-1C	5.140%	7/20/38	2,994,461	3,141,003	(c)
Foundation Finance Trust, 2017-1AC	5.400%	7/15/33	2,600,000	2,777,335	(c)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR +0.100%)	0.192%	8/25/36	341,032	147,041	(f)
GoldenTree Loan Opportunities IX Ltd., 2014-9A DR2 (3 mo. USD LIBOR + 3.000%)	3.129%	10/29/29	1,550,000	1,549,299	(c)(f)
Golub Capital Partners CLO Ltd., 2019-45A C (3 mo. USD LIBOR + 3.800%)	3.932%	10/20/31	950,000	951,493	(c)(f)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.074%	4/15/31	2,000,000	1,928,667	(c)(f)
Greywolf CLO IV Ltd., 2019-1A CR (3 mo. USD LIBOR + 3.650%)	3.772%	4/17/34	1,840,000	1,848,657	(c)(f)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR +8.200%)	8.332%	1/20/33	860,000	$721,499	(c)(f)
Lehman XS Trust, 2006-16N A4B (1 mo. USD LIBOR +0.480%)	0.572%	11/25/46	9,959	9,650	(f)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. USD LIBOR +0.440%)	0.529%	6/25/46	12,153	26,612	(f)
MAPS Trust, 2021-1AA	2.521%	6/15/46	2,051,948	2,043,048	(c)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR +3.300%)	3.432%	1/20/33	1,410,000	1,409,011	(c)(f)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	0.352%	6/25/46	109,997	107,594	(c)(f)
Mercury Financial Credit Card Master Trust, 2021-1AB	2.330%	3/20/26	3,000,000	2,979,345	(c)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR +3.880%)	4.004%	7/15/29	1,000,000	1,001,011	(c)(f)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR +0.290%)	0.382%	1/25/33	1,039,316	993,697	(f)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR +5.200%)	5.332%	10/20/27	1,250,000	1,254,776	(c)(f)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR +3.800%)	3.928%	4/22/30	2,350,000	2,283,971	(c)(f)
OHA Loan Funding Ltd., 2015-1A DR2 (3 mo. USD LIBOR +4.000%)	4.156%	11/15/32	725,000	720,469	(c)(f)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR +2.850%)	2.974%	4/15/31	800,000	779,211	(c)(f)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR +3.250%)	3.375%	6/22/30	3,344,000	3,219,348	(c)(f)
Specialty Underwriting & Residential Finance Trust, 2004-BC1 M1 (1 mo. USD LIBOR +0.765%)	0.857%	2/25/35	3,180,389	3,174,497	(f)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR +5.200%)	5.322%	4/16/31	900,000	862,052	(c)(f)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	1,840,000	1,867,482	(c)(f)
UCFC Manufactured Housing Contract, 1997-3M	7.115%	1/15/29	1,226,545	1,215,160
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR +5.740%)	5.864%	4/15/27	2,600,000	2,383,400	(c)(f)

See Notes to Financial Statements.

30	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
VOYA CLO, 2017-2A D (3 mo. USD LIBOR +6.020%)	6.144%	6/7/30	600,000	$589,802	(c)(f)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR +3.650%)	3.774%	10/15/31	2,260,000	2,204,446	(c)(f)
Z Capital Credit Partners CLO Ltd., 2021-1A D (3 mo. USD LIBOR + 4.200%)	4.350%	7/15/33	1,450,000	1,407,675	(c)(f)
Total Asset-Backed Securities (Cost — $65,035,500)				64,835,490
Municipal Bonds — 0.5%
California — 0.1%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	480,997	(c)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N	3.706%	5/15/2120	190,000	217,781
Total California				698,778
Illinois — 0.3%
State of Illinois, GO	5.100%	6/1/33	3,100,000	3,626,826
Michigan — 0.1%
Detroit, MI, GO, Financial Recovery, Series B1, Step bond (4.000% to 4/1/34 then 6.000%)	4.000%	4/1/44	790,000	746,685
Total Municipal Bonds (Cost — $4,244,222)				5,072,289
Mortgage-Backed Securities — 0.4%
FNMA — 0.1%
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	133,304	153,523
Federal National Mortgage Association (FNMA)	2.000%	7/1/51-11/1/51	200,000	200,543	(l)
Federal National Mortgage Association (FNMA)	2.000%	10/1/51	99,741	100,459
Federal National Mortgage Association (FNMA)	4.500%	8/1/58	52,381	58,759
Total FNMA				513,284
GNMA — 0.3%
Government National Mortgage Association (GNMA)	3.000%	10/15/42-11/15/42	306,306	322,018

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA)	4.000%	3/15/50	43,248	$46,309
Government National Mortgage Association (GNMA)	3.500%	5/15/50	72,225	76,694
Government National Mortgage Association (GNMA) II	4.500%	4/20/41-3/20/50	683,147	728,429
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	487,612	507,287
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-2/20/50	153,547	161,150
Government National Mortgage Association (GNMA) II	4.000%	1/20/50-4/20/50	835,898	904,990
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	553,169	567,561
Total GNMA				3,314,438
Total Mortgage-Backed Securities (Cost — $3,797,016)				3,827,722

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.3%
Exchange-Traded Purchased Options — 0.2%
90-Day Eurodollar Futures, Call @ $99.88	3/14/22	348	870,000	4,350
90-Day Eurodollar Futures, Put @ $99.63	3/14/22	1,868	4,670,000	175,125
90-Day Eurodollar Futures, Put @ $99.50	6/13/22	900	2,250,000	281,250
Eurodollar 1-Year Mid-Curve Futures, Put @ $99.00	12/10/21	919	2,297,500	109,131
Eurodollar 1-Year Mid-Curve Futures, Put @ $98.25	6/10/22	1,804	4,510,000	620,125
Eurodollar 1-Year Mid-Curve Futures, Put @ $99.06	12/10/21	188	470,000	34,075
U.S. Treasury 5-Year Notes Futures, Call @ $120.75	12/23/21	450	450,000	383,204
U.S. Treasury 5-Year Notes Futures, Put @ $120.00	12/23/21	360	360,000	22,500

See Notes to Financial Statements.

32	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 5-Year Notes Futures, Put @ $120.75		12/23/21	538	538,000	$109,281
U.S. Treasury 5-Year Notes Futures, Put @ $121.00		12/23/21	352	352,000	99,000
Total Exchange-Traded Purchased Options (Cost — $1,096,198)					1,838,041

	Counterparty
OTC Purchased Options — 0.1%
Interest rate swaption, Put @ 185.00bps	Morgan Stanley & Co. Inc.	3/14/22	20,100,000	20,100,000	484,496
Interest rate swaption, Put @ 189.00bps	Citibank N.A.	5/3/22	26,850,000	26,850,000	277,561
U.S. Dollar/ Canadian Dollar, Put @ 1.23CAD	Citibank N.A.	12/2/21	8,730,000	8,730,000	0	(i)
U.S. Dollar/Mexican Peso, Put @ 21.24MXN	Citibank N.A.	2/24/22	3,960,000	3,960,000	54,882
U.S. Dollar/Russian Ruble, Put @ 73.00RUB	Morgan Stanley & Co. Inc.	2/16/22	5,500,000	5,500,000	68,885
Total OTC Purchased Options (Cost — $1,096,585)					885,824
Total Purchased Options (Cost — $2,192,783)					2,723,865

				Shares
Investments in Underlying Funds — 0.1%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost — $745,966)				24,300	692,550
Total Investments before Short-Term Investments (Cost — $981,091,039)					967,788,631

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments —0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,038,172)	0.010%	3,038,172	$3,038,172	(p)
Total Investments —95.8% (Cost — $984,129,211)			970,826,803
Other Assets in Excess of Liabilities — 4.2%			42,404,497
Total Net Assets — 100.0%			$1,013,231,300

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Variable rate security.Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	The coupon payment on this security is currently in default as of November 30, 2021.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	The maturity principal is currently in default as of November 30, 2021.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Securities traded on a when-issued or delayed delivery basis.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	All or a portion of this loan is unfunded as of November 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company“represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2021, the total market value of investments in Affiliated Companies was $4,488,521 and the cost was $4,488,172 (Note 8).

See Notes to Financial Statements.

34	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso

bps	— basis point spread (100 basis points =1.00%)

BRL	— Brazilian Real

CAD	— Canadian Dollar

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

CNY	— Chinese Yuan Renminbi

ETF	— Exchange-Traded Fund

EUR	— Euro

GO	— General Obligation

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

INR	— Indian Rupee

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
90-Day Eurodollar Futures, Call	3/14/22	$99.75	348	870,000	$(39,150)
90-Day Eurodollar Futures, Put	3/14/22	99.38	1,385	3,462,500	(34,625)
90-Day Eurodollar Futures, Put	3/14/22	99.75	348	870,000	(65,250)
90-Day Eurodollar Futures, Put	6/13/22	99.00	900	2,250,000	(73,125)
90-Day Eurodollar Futures, Put	6/19/23	97.00	2,704	6,760,000	(591,500)
Eurodollar 1-Year Mid-Curve Futures, Call	12/10/21	99.38	1,107	2,767,500	(27,675)
Eurodollar 1-Year Mid-Curve Futures, Put	12/10/21	98.88	1,107	2,767,500	(48,431)
U.S. Treasury 5-Year Notes Futures, Call	12/23/21	121.25	403	403,000	(210,946)
U.S. Treasury 5-Year Notes Futures, Call	12/23/21	121.50	651	651,000	(254,297)
U.S. Treasury 5-Year Notes Futures, Call	12/23/21	122.25	547	547,000	(68,375)
U.S. Treasury 5-Year Notes Futures, Call	2/18/22	121.75	450	450,000	(281,250)
U.S. Treasury 5-Year Notes Futures, Put	2/18/22	118.00	720	720,000	(50,625)
U.S. Treasury 5-Year Notes Futures, Put	2/18/22	118.50	1,076	1,076,000	(109,282)
U.S. Treasury 10-Year Notes Futures, Call	12/23/21	130.50	33	33,000	(28,359)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

Schedule of Written Options (cont’d)
Security		Expiration Date	Strike Price		Contracts	Notional Amount†	Value
U.S. Treasury 10-Year Notes Futures, Call		12/23/21	$131.50		836	836,000	$(326,563)
U.S. Treasury 10-Year Notes Futures, Put		12/23/21	128.00		540	540,000	(25,313)
U.S. Treasury Long-Term Bonds Futures, Call		12/23/21	159.00		80	80,000	(296,250)
U.S. Treasury Long-Term Bonds Futures, Call		12/23/21	164.00		366	366,000	(331,687)
Total Exchange-Traded Written Options (Premiums received — $2,047,680)							$(2,862,703)
OTC Written Options

	Counterparty
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	3/14/22	116.00	bps	100,500,000	100,500,000	$(1,458,718)
Interest rate swaption, Put	Citibank N.A.	5/3/22	130.00	bps	127,290,000	127,290,000	(326,189)
U.S. Dollar/Brazilian Real, Call	Goldman Sachs Group Inc.	1/26/22	6.23	BRL	3,204,000	3,204,000	(16,750)
U.S. Dollar/Mexican Peso, Call	Citibank N.A.	2/24/22	22.38	MXN	3,960,000	3,960,000	(71,863)
U.S. Dollar/Russian Ruble, Call	Morgan Stanley & Co. Inc.	2/16/22	78.00	RUB	5,500,000	5,500,000	(96,367)
U.S. Dollar/Russian Ruble, Put	Goldman Sachs Group Inc.	1/12/22	70.83	RUB	4,800,000	4,800,000	(13,734)
Total OTC Written Options (Premiums received — $1,165,971)							$(1,983,621)
Total Written Options (Premiums received — $3,213,651)							$(4,846,324)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points =1.00%)

BRL	— Brazilian Real

MXN	— Mexican Peso

RUB	— Russian Ruble

At November 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,983	12/22	$491,415,152	$491,164,313	$(250,839)
90-Day Eurodollar	214	6/23	53,094,483	52,793,800	(300,683)
90-Day Eurodollar	1,266	12/23	312,425,996	311,562,600	(863,396)
Australian 3-Year Bonds	478	12/21	38,861,462	39,048,008	186,546
Australian 10-Year Bonds	108	12/21	11,093,403	10,731,348	(362,055)

See Notes to Financial Statements.

36	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
Canadian Bankers’ Acceptance	136	12/22	$26,095,133	$26,124,467	$29,334
U.S. Treasury 2-Year Notes	1,408	3/22	307,428,224	307,978,001	549,777
U.S. Treasury 5-Year Notes	4,948	3/22	597,361,461	600,679,481	3,318,020
					2,306,704
Contracts to Sell:
90-Day Eurodollar	1,192	12/21	297,251,105	297,396,550	(145,445)
Euro-Bund	131	12/21	25,656,385	25,608,511	47,874
Euro-Bund	527	3/22	103,736,827	104,048,492	(311,665)
Euro-Buxl	46	3/22	11,098,285	11,284,068	(185,783)
Euro-Schatz	196	12/21	24,956,625	24,989,123	(32,498)
U.S. Treasury 10-Year Notes	4,796	3/22	621,321,878	627,376,750	(6,054,872)
U.S. Treasury Long-Term Bonds	44	3/22	7,083,152	7,133,500	(50,348)
U.S. Treasury Ultra 10-Year Notes	759	3/22	109,549,686	111,489,988	(1,940,302)
U.S. Treasury Ultra Long-Term Bonds	172	3/22	34,049,950	34,496,750	(446,800)
United Kingdom Long Gilt Bonds	211	3/22	35,080,582	35,436,624	(356,042)
					(9,475,881)
Net unrealized depreciation on open futures contracts					$(7,169,177)

At November 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,182,500	CAD	2,711,167	Citibank N.A.	12/3/21	$60,183
CAD	2,598,634	USD	2,092,495	Morgan Stanley & Co. Inc.	12/3/21	(58,269)
USD	17,799,038	SAR	66,790,000	JPMorgan Chase & Co.	1/13/22	(2,410)
BRL	19,352,300	USD	3,392,795	BNP Paribas SA	1/18/22	13,759
NOK	46,315,268	USD	5,277,974	BNP Paribas SA	1/18/22	(159,241)
RUB	125,594,425	USD	1,693,357	BNP Paribas SA	1/18/22	(15,716)
USD	2,598,074	CAD	3,260,000	BNP Paribas SA	1/18/22	44,891
USD	4,631,618	EUR	4,000,000	BNP Paribas SA	1/18/22	86,904
USD	6,703,920	EUR	5,790,000	BNP Paribas SA	1/18/22	125,445

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,788,960	NOK	23,750,000	BNP Paribas SA	1/18/22	$164,126
BRL	32,766,000	USD	5,746,103	Citibank N.A.	1/18/22	21,644
CAD	10,800,000	USD	8,598,384	Citibank N.A.	1/18/22	(139,986)
EUR	1,158,000	USD	1,343,256	Citibank N.A.	1/18/22	(27,561)
EUR	1,976,865	USD	2,291,564	Citibank N.A.	1/18/22	(45,492)
IDR	1,734,461,197	USD	120,138	Citibank N.A.	1/18/22	376
IDR	80,215,191,250	USD	5,558,533	Citibank N.A.	1/18/22	15,003
JPY	70,000,000	USD	616,619	Citibank N.A.	1/18/22	3,213
USD	1,161,932	EUR	1,030,000	Citibank N.A.	1/18/22	(8,332)
USD	1,508,428	EUR	1,300,000	Citibank N.A.	1/18/22	31,395
USD	9,478,637	INR	711,940,391	Citibank N.A.	1/18/22	51,691
MXN	1,310,000	USD	61,722	Goldman Sachs Group Inc.	1/18/22	(1,215)
NOK	28,973,340	USD	3,386,972	Goldman Sachs Group Inc.	1/18/22	(184,857)
USD	525,347	AUD	710,000	Goldman Sachs Group Inc.	1/18/22	18,929
USD	2,267,236	CAD	2,820,000	Goldman Sachs Group Inc.	1/18/22	58,655
USD	4,107,375	CAD	5,130,000	Goldman Sachs Group Inc.	1/18/22	89,636
USD	1,045,668	EUR	900,000	Goldman Sachs Group Inc.	1/18/22	23,108
USD	1,002,339	GBP	734,507	Goldman Sachs Group Inc.	1/18/22	24,643
USD	574,542	JPY	65,500,000	Goldman Sachs Group Inc.	1/18/22	(5,444)
USD	8,045,775	MXN	169,370,000	Goldman Sachs Group Inc.	1/18/22	222,822
USD	25,463,947	RUB	1,887,706,066	Goldman Sachs Group Inc.	1/18/22	248,705
AUD	8,497,447	USD	6,199,533	JPMorgan Chase & Co.	1/18/22	(138,612)
TRY	9,393,810	USD	1,003,184	JPMorgan Chase & Co.	1/18/22	(332,193)
USD	782,344	MXN	16,000,000	JPMorgan Chase & Co.	1/18/22	43,328
CAD	1,010,000	USD	804,410	Morgan Stanley & Co. Inc.	1/18/22	(13,394)
CAD	1,070,000	USD	852,340	Morgan Stanley & Co. Inc.	1/18/22	(14,332)
CAD	3,340,000	USD	2,635,703	Morgan Stanley & Co. Inc.	1/18/22	(19,865)
CAD	3,832,321	USD	3,034,725	Morgan Stanley & Co. Inc.	1/18/22	(33,309)
CAD	5,996,554	USD	4,776,730	Morgan Stanley & Co. Inc.	1/18/22	(80,319)
JPY	1,535,288,882	USD	13,525,487	Morgan Stanley & Co. Inc.	1/18/22	69,113
KRW	1,532	USD	1	Morgan Stanley & Co. Inc.	1/18/22	0	[1]
MXN	300,000	USD	14,154	Morgan Stanley & Co. Inc.	1/18/22	(297)
MXN	6,090,000	USD	287,319	Morgan Stanley & Co. Inc.	1/18/22	(6,031)
MXN	25,230,000	USD	1,192,513	Morgan Stanley & Co. Inc.	1/18/22	(27,176)
NZD	3,810,000	USD	2,625,565	Morgan Stanley & Co. Inc.	1/18/22	(26,583)
RUB	62,797,212	USD	848,296	Morgan Stanley & Co. Inc.	1/18/22	(9,476)
USD	1,495,275	BRL	8,293,541	Morgan Stanley & Co. Inc.	1/18/22	35,376
USD	1,238,407	CAD	1,540,000	Morgan Stanley & Co. Inc.	1/18/22	32,302
USD	11,376,469	MXN	238,086,751	Morgan Stanley & Co. Inc.	1/18/22	379,591

See Notes to Financial Statements.

38	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	127,526,252	USD	8,269,595	Morgan Stanley & Co. Inc.	1/18/22	$(306,092)
USD	3,355,000	RUB	251,188,850	Morgan Stanley & Co. Inc.	2/17/22	18,673
Total						$227,309

[1]	Value is less than $1.

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

KRW	— South Korean Won

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

RUB	— Russian Ruble

SAR	— Saudi Arabian Riyal

TRY	— Turkish Lira

USD	— United States Dollar

ZAR	— South African Rand

At November 30, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Depreciation
Citibank N.A.	15,300,000	BRL	1/4/27	BRL-CDI**	7.024	%**	—	$(211,538)
Citibank N.A.	18,200,000	BRL	1/4/27	BRL-CDI**	7.024	%**	$7,281	(258,916)
Citibank N.A.	19,386,000	BRL	1/4/27	BRL-CDI**	7.024	%**	9,045	(277,077)
JPMorgan Chase & Co.	12,600,000	BRL	1/4/27	BRL-CDI**	7.044	%**	—	(172,094)
Total							$16,326	$(919,625)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
132,237,000		6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(172)	$(31,507)
53,150,000		7/1/22	3.460%**	CPURNSA**	12,477	1,394,119
22,440,000		11/18/23	3.970%**	CPURNSA**	(64,653)	(124,548)
93,542,000		6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(608,507)
53,150,000		7/1/26	CPURNSA**	2.620%**	26,674	(2,088,358)
126,100,000		9/17/26	CPURNSA**	2.723%**	425,825	(2,574,069)
22,440,000		11/18/26	CPURNSA**	3.370%**	193,916	262,595
25,500,000		11/20/26	1.520% annually	Daily SOFR Compound annually	(31,681)	(108,773)
50,609,000		5/15/27	0.710% annually	Daily SOFR Compound annually	114,443	832,096
11,676,000		2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	11,688	75,604
72,991,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(241,568)	347,982
5,638,000		8/15/28	1.130% annually	Daily SOFR Compound annually	31,305	(21,560)
10,295,000		8/15/28	1.220% annually	Daily SOFR Compound annually	(4,105)	(38,060)
6,106,000		11/1/28	1.200% annually	Daily SOFR Compound annually	(356)	(18,255)
549,170,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	179,509	(72,905)
571,730,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	226,455	(131,775)
12,500,000		7/20/45	0.560% annually	Daily SOFR annually	—	2,157,206
43,271,000		11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	387,982	7,403,762

See Notes to Financial Statements.

40	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	3,023,000		2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	$17,800	$19,927
	1,984,000		2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	28,240	(164,066)
	18,563,000		2/15/47	1.520% annually	Daily SOFR Compound annually	(149,270)	(330,315)
	4,506,000		2/15/47	1.729% annually	Daily SOFR Compound annually	—	(318,722)
	3,468,760,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	1,748,355	(4,284,556)
	425,000		6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	4,420	(42,326)
	1,270,000		6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(159)	(120,107)
	4,022,000		7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(27,287)	14,413
Total						$2,889,838	$1,429,295

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount2*		Termination Date	Implied Credit Spread at November 30, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
BNP Paribas SA (Volkswagen International Finance NV, 0.875%, due 1/16/23)	7,380,000	EUR	12/20/24	0.419%	1.000% quarterly	$150,761	$55,335	$95,426

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Total Return Unconstrained Fund

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount2*		Termination Date	Implied Credit Spread at November 30, 2021[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Daimler AG, 1.400%, due 1/12/24)	7,380,000	EUR	12/20/24	0.266%	1.000% quarterly	$(190,901)	$(108,653)	$(82,248)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.37 Index	$39,892,000	12/20/26	5.000% quarterly	$(3,046,033)	$(3,594,139)	$548,106
Markit CDX.NA.IG.37 Index	109,896,500	12/20/26	1.000% quarterly	(2,256,725)	(2,524,321)	267,596
Markit CDX.NA.IG.37 Index	52,778,000	12/20/31	1.000% quarterly	(84,729)	(460,709)	375,980
Total	$202,566,500			$(5,387,487)	$(6,579,169)	$1,191,682

See Notes to Financial Statements.

42	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

CPURNSA	— U.S. CPI Urban Consumers NSA Index

EUR	— Euro

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	43

Statement of assets and liabilities (unaudited)

November 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $979,641,039)	$966,338,282
Investments in affiliated securities, at value (Cost — $4,488,172)	4,488,521
Foreign currency, at value (Cost — $11,910,065)	11,705,768
Cash	182,947
Deposits with brokers for centrally cleared swap contracts	16,365,950
Deposits with brokers for open futures contracts and exchange-traded options	11,517,384
Interest receivable	7,825,431
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $3,969,795)	4,084,289
Receivable for securities sold	3,329,791
Deposits with brokers for OTC derivatives	2,340,000
Unrealized appreciation on forward foreign currency contracts	1,883,511
Receivable for Fund shares sold	788,243
OTC swaps, at value (premiums paid — $55,335)	150,761
Receivable for premiums on written options	134,515
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $47,504)	41,931
Receivable for open OTC swap contracts	17,025
Prepaid expenses	52,281
Total Assets	1,031,246,630

Liabilities:
Written options, at value (premiums received — $3,213,651)	4,846,324
Payable for securities purchased	4,770,847
Payable to broker — net variation margin on open futures contracts	3,725,937
Unrealized depreciation on forward foreign currency contracts	1,656,202
OTC swaps, at value (net premiums received — $92,327)	1,094,200
Payable to broker — net variation margin on centrally cleared swap contracts	611,079
Investment management fee payable	515,922
Payable for Fund shares repurchased	471,826
Service and/or distribution fees payable	17,163
Payable for open OTC swap contracts	17,025
Payable for written options closed	8,584
Directors’ fees payable	2,523
Accrued expenses	277,698
Total Liabilities	18,015,330
Total Net Assets	$1,013,231,300

Net Assets:
Par value (Note 7)	$96,575
Paid-in capital in excess of par value	1,024,675,094
Total distributable earnings (loss)	(11,540,369)
Total Net Assets	$1,013,231,300

See Notes to Financial Statements.

44	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Net Assets:
Class A	$16,178,822
Class C	$12,457,516
Class FI	$16,450,334
Class R	$203,924
Class I	$654,026,085
Class IS	$313,914,619

Shares Outstanding:
Class A	1,543,763
Class C	1,192,489
Class FI	1,571,343
Class R	19,443
Class I	62,307,852
Class IS	29,940,312

Net Asset Value:
Class A (and redemption price)	$10.48
Class C*	$10.45
Class FI (and redemption price)	$10.47
Class R (and redemption price)	$10.49
Class I (and redemption price)	$10.50
Class IS (and redemption price)	$10.48
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.95

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	45

Statement of operations (unaudited)

For the Six Months Ended November 30, 2021

Investment Income:
Interest from unaffiliated investments	$19,242,651
Interest from affiliated investments	27,626
Dividends from unaffiliated investments	18,400
Dividends from affiliated investments	2,210
Less: Foreign taxes withheld	(820,092)
Total Investment Income	18,470,795

Expenses:
Investment management fee (Note 2)	3,149,889
Transfer agent fees (Note 5)	345,005
Service and/or distribution fees (Notes 2 and 5)	107,669
Registration fees	67,615
Fund accounting fees	49,462
Custody fees	45,134
Audit and tax fees	34,064
Legal fees	13,594
Shareholder reports	9,253
Interest expense	8,959
Directors’ fees	8,464
Insurance	7,514
Commitment fees (Note 9)	4,573
Fees recaptured by investment manager (Note 2)	413
Miscellaneous expenses	14,010
Total Expenses	3,865,618
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(5,077)
Net Expenses	3,860,541
Net Investment Income	14,610,254

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(12,349,225)	†
Futures contracts	(13,110,214)
Written options	12,459,186
Swap contracts	2,151,829
Forward foreign currency contracts	(539,705)
Foreign currency transactions	(74,086)
Net Realized Loss	(11,462,215)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	6,684,348
Investments in affiliated securities	(1,470)
Futures contracts	1,397,442

See Notes to Financial Statements.

46	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Written options	(2,097,649)
Swap contracts	(15,821,618)
Forward foreign currency contracts	150,210
Foreign currencies	(781,252)
Change in Net Unrealized Appreciation (Depreciation)	(10,469,989)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(21,932,204)
Decrease in Net Assets From Operations	$(7,321,950)

†	Net of foreign capital gains tax of $9,114.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	47

Statements of changes in net assets

For the Six Months Ended November 30, 2021 (unaudited) and the Year Ended May 31, 2021	November 30	May 31

Operations:
Net investment income	$14,610,254	$26,758,905
Net realized gain (loss)	(11,462,215)	80,836,336
Change in net unrealized appreciation (depreciation)	(10,469,989)	(15,380,588)
Increase (Decrease) in Net Assets From Operations	(7,321,950)	92,214,653

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(9,600,059)	(8,468,143)
Decrease in Net Assets From Distributions to Shareholders	(9,600,059)	(8,468,143)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	148,435,520	398,029,185
Reinvestment of distributions	8,903,695	7,818,523
Cost of shares repurchased	(179,773,358)	(717,777,507)
Decrease in Net Assets From Fund Share Transactions	(22,434,143)	(311,929,799)
Decrease in Net Assets	(39,356,152)	(228,183,289)

Net Assets:
Beginning of period	1,052,587,452	1,280,770,741
End of period	$1,013,231,300	$1,052,587,452

See Notes to Financial Statements.

48	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.65	$10.00	$10.28	$10.36	$10.59	$10.14

Income (loss) from operations:
Net investment income	0.13	0.20	0.35	0.38	0.31	0.31
Net realized and unrealized gain (loss)	(0.22)	0.52	(0.25)	(0.08)	(0.16)	0.42
Total income (loss) from operations	(0.09)	0.72	0.10	0.30	0.15	0.73

Less distributions from:
Net investment income	(0.08)	(0.07)	(0.22)	(0.30)	(0.38)	(0.28)
Net realized gains	—	—	(0.02)	—	—	—
Return of capital	—	—	(0.14)	(0.08)	—	—
Total distributions	(0.08)	(0.07)	(0.38)	(0.38)	(0.38)	(0.28)

Net asset value, end of period	$10.48	$10.65	$10.00	$10.28	$10.36	$10.59
Total return[3]	(0.86)%	7.11%	0.98%[4]	3.05%	1.34%	7.24%

Net assets, end of period (000s)	$16,179	$14,641	$11,965	$13,086	$27,536	$165,033

Ratios to average net assets:
Gross expenses[5]	1.07%[6]	1.10%	1.37%	1.50%	1.31%	1.30%
Net expenses[5,7,8]	1.07 [6]	1.10	1.10	1.10	1.10	1.23
Net investment income	2.47 [6]	1.93	3.38	3.70	2.92	2.96

Portfolio turnover rate[9]	14%	63%	63%	49%	49%	56%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.88% for the year ended May 31, 2020.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.07%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.10%. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.25%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 15% for the six months ended November 30, 2021, 67%, 72%, 51%, 67% and 70% for the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	49

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.62	$10.00	$10.28	$10.35	$10.59	$10.14

Income (loss) from operations:
Net investment income	0.09	0.13	0.27	0.31	0.26	0.24
Net realized and unrealized gain (loss)	(0.22)	0.51	(0.24)	(0.07)	(0.19)	0.42
Total income (loss) from operations	(0.13)	0.64	0.03	0.24	0.07	0.66

Less distributions from:
Net investment income	(0.04)	(0.02)	(0.18)	(0.24)	(0.31)	(0.21)
Net realized gains	—	—	(0.02)	—	—	—
Return of capital	—	—	(0.11)	(0.07)	—	—
Total distributions	(0.04)	(0.02)	(0.31)	(0.31)	(0.31)	(0.21)

Net asset value, end of period	$10.45	$10.62	$10.00	$10.28	$10.35	$10.59
Total return[3]	(1.22)%	6.45%	0.30%[4]	2.36%	0.59%	6.56%

Net assets, end of period (000s)	$12,458	$13,227	$13,319	$11,858	$16,966	$17,250

Ratios to average net assets:
Gross expenses	1.77%[5]	1.78%[6]	1.81%[6]	1.81%[6]	1.84%[6]	1.88%
Net expenses[7,8]	1.77 [5]	1.78 [6]	1.80 [6]	1.80 [6]	1.76 [6]	1.85
Net investment income	1.75 [5]	1.26	2.65	3.01	2.41	2.33

Portfolio turnover rate[9]	14%	63%	63%	49%	49%	56%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.00%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 15% for the six months ended November 30, 2021, 67%, 72%, 51%, 67% and 70% for the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

50	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class FI Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.64	$9.99	$10.27	$10.35	$10.58	$10.13

Income (loss) from operations:
Net investment income	0.13	0.21	0.35	0.38	0.33	0.32
Net realized and unrealized gain (loss)	(0.22)	0.51	(0.24)	(0.08)	(0.18)	0.41
Total income (loss) from operations	(0.09)	0.72	0.11	0.30	0.15	0.73

Less distributions from:
Net investment income	(0.08)	(0.07)	(0.23)	(0.30)	(0.38)	(0.28)
Net realized gains	—	—	(0.02)	—	—	—
Return of capital	—	—	(0.14)	(0.08)	—	—
Total distributions	(0.08)	(0.07)	(0.39)	(0.38)	(0.38)	(0.28)

Net asset value, end of period	$10.47	$10.64	$9.99	$10.27	$10.35	$10.58
Total return[3]	(0.86)%	7.18%	0.93%[4]	3.10%	1.39%	7.33%

Net assets, end of period (000s)	$16,450	$16,871	$34,171	$52,650	$90,923	$175,304

Ratios to average net assets:
Gross expenses	1.05%[5]	1.07%[6]	1.11%[6]	1.11%[6]	1.12%[6]	1.16%
Net expenses[7,8]	1.05 [5]	1.07 [6]	1.10 [6]	1.10 [6]	1.05 [6]	1.14
Net investment income	2.47 [5]	1.99	3.42	3.70	3.10	3.05

Portfolio turnover rate[9]	14%	63%	63%	49%	49%	56%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.83% for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.20%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 15% for the six months ended November 30, 2021, 67%, 72%, 51%, 67% and 70% for the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	51

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.65	$10.01	$10.28	$10.36	$10.59	$10.14

Income (loss) from operations:
Net investment income	0.11	0.20	0.32	0.36	0.31	0.30
Net realized and unrealized gain (loss)	(0.22)	0.50	(0.23)	(0.09)	(0.19)	0.41
Total income (loss) from operations	(0.11)	0.70	0.09	0.27	0.12	0.71

Less distributions from:
Net investment income	(0.05)	(0.06)	(0.21)	(0.28)	(0.35)	(0.26)
Net realized gains	—	—	(0.02)	—	—	—
Return of capital	—	—	(0.13)	(0.07)	—	—
Total distributions	(0.05)	(0.06)	(0.36)	(0.35)	(0.35)	(0.26)

Net asset value, end of period	$10.49	$10.65	$10.01	$10.28	$10.36	$10.59
Total return[3]	(1.01)%	7.05%	0.74%[4]	2.80%	1.11%	7.10%

Net assets, end of period (000s)	$204	$477	$487	$457	$356	$335

Ratios to average net assets:
Gross expenses	1.54%[5]	1.44%	1.51%[6]	1.37%[6]	1.40%[6]	1.37%
Net expenses[7,8]	1.35 [5]	1.35	1.35 [6]	1.35 [6]	1.34 [6]	1.35
Net investment income	2.03 [5]	1.94	3.14	3.50	2.87	2.86

Portfolio turnover rate[9]	14%	63%	63%	49%	49%	56%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class R shares did not exceed 1.50%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 15% for the six months ended November 30, 2021, 67%, 72%, 51%, 67% and 70% for the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

52	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.67	$10.00	$10.28	$10.36	$10.59	$10.14

Income (loss) from operations:
Net investment income	0.15	0.25	0.38	0.41	0.37	0.34
Net realized and unrealized gain (loss)	(0.22)	0.51	(0.24)	(0.08)	(0.18)	0.42
Total income (loss) from operations	(0.07)	0.76	0.14	0.33	0.19	0.76

Less distributions from:
Net investment income	(0.10)	(0.09)	(0.25)	(0.32)	(0.42)	(0.31)
Net realized gains	—	—	(0.02)	—	—	—
Return of capital	—	—	(0.15)	(0.09)	—	—
Total distributions	(0.10)	(0.09)	(0.42)	(0.41)	(0.42)	(0.31)

Net asset value, end of period	$10.50	$10.67	$10.00	$10.28	$10.36	$10.59
Total return[3]	(0.70)%	7.61%	1.26%[4]	3.43%	1.70%	7.61%

Net assets, end of period (millions)	$654	$719	$1,018	$1,132	$1,321	$835

Ratios to average net assets:
Gross expenses	0.74%[5]	0.74%[6]	0.76%[6]	0.76%[6]	0.83%[6]	0.91%
Net expenses[7,8]	0.74 [5]	0.73 [6]	0.75 [6]	0.75 [6]	0.75 [6]	0.88
Net investment income	2.77 [5]	2.34	3.74	4.06	3.44	3.29

Portfolio turnover rate[9]	14%	63%	63%	49%	49%	56%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 0.95%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 15% for the six months ended November 30, 2021, 67%, 72%, 51%, 67% and 70% for the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	53

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$10.66	$9.99	$10.26	$10.34	$10.57	$10.12

Income (loss) from operations:
Net investment income	0.15	0.25	0.39	0.43	0.38	0.35
Net realized and unrealized gain (loss)	(0.23)	0.52	(0.23)	(0.09)	(0.18)	0.42
Total income (loss) from operations	(0.08)	0.77	0.16	0.34	0.20	0.77

Less distributions from:
Net investment income	(0.10)	(0.10)	(0.25)	(0.33)	(0.43)	(0.32)
Net realized gains	—	—	(0.02)	—	—	—
Return of capital	—	—	(0.16)	(0.09)	—	—
Total distributions	(0.10)	(0.10)	(0.43)	(0.42)	(0.43)	(0.32)

Net asset value, end of period	$10.48	$10.66	$9.99	$10.26	$10.34	$10.57
Total return[3]	(0.75)%	7.69%	1.44%[4]	3.52%	1.79%	7.73%

Net assets, end of period (000s)	$313,915	$287,236	$201,779	$205,841	$160,055	$94,352

Ratios to average net assets:
Gross expenses	0.65%[5]	0.66%	0.66%[6]	0.66%[6]	0.72%[6]	0.80%
Net expenses[7,8]	0.65 [5]	0.65	0.65 [6]	0.65 [6]	0.65 [6]	0.78
Net investment income	2.88 [5]	2.42	3.82	4.21	3.54	3.41

Portfolio turnover rate[9]	14%	63%	63%	49%	49%	56%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 15% for the six months ended November 30, 2021, 67%, 72%, 51%, 67% and 70% for the years ended May 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

54	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

56	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$309,253,685	—	$309,253,685
Sovereign Bonds	—	186,450,101	—	186,450,101
Corporate Bonds & Notes:
Financials	—	31,268,307	$973,290	32,241,597
Other Corporate Bonds & Notes	—	147,264,404	—	147,264,404
Collateralized Mortgage Obligations	—	114,614,068	—	114,614,068
Senior Loans	—	100,812,860	—	100,812,860
Asset-Backed Securities	—	64,835,490	—	64,835,490
Municipal Bonds	—	5,072,289	—	5,072,289
Mortgage-Backed Securities	—	3,827,722	—	3,827,722
Purchased Options:
Exchange-Traded Purchased Options	$1,838,041	—	—	1,838,041
OTC Purchased Options	—	885,824	—	885,824
Investments in Underlying Funds	692,550	—	—	692,550
Total Long-Term Investments	2,530,591	964,284,750	973,290	967,788,631
Short-Term Investments†	3,038,172	—	—	3,038,172
Total Investments	$5,568,763	$964,284,750	$973,290	$970,826,803
Other Financial Instruments:
Futures Contracts††	$4,131,551	—	—	$4,131,551
Forward Foreign Currency Contracts††	—	$1,883,511	—	1,883,511
Centrally Cleared Interest Rate Swaps††	—	12,507,704	—	12,507,704
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	150,761	—	150,761
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	1,191,682	—	1,191,682
Total Other Financial Instruments	$4,131,551	$15,733,658	—	$19,865,209
Total	$9,700,314	$980,018,408	$973,290	$990,692,012

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$2,862,703	—	—	$2,862,703
OTC Written Options	—	$1,983,621	—	1,983,621
Futures Contracts††	11,300,728	—	—	11,300,728
Forward Foreign Currency Contracts††	—	1,656,202	—	1,656,202
OTC Interest Rate Swaps‡	—	903,299	—	903,299
Centrally Cleared Interest Rate Swaps††	—	11,078,409	—	11,078,409
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	190,901	—	190,901
Total	$14,163,431	$15,812,432	—	$29,975,863

†See	Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡Value	includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

58	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a

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Notes to financial statements (unaudited) (cont’d)

currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities.

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These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2021, the total notional value of all credit default swaps to sell protection was EUR 7,380,000. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended November 30, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the

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Notes to financial statements (unaudited) (cont’d)

Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption

62	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At November 30, 2021, the Fund had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations

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Notes to financial statements (unaudited) (cont’d)

of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(n) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

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(o) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(p) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of

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Notes to financial statements (unaudited) (cont’d)

investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(r) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(s) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar

66	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2021, the Fund held OTC written options, forward foreign currency contracts and OTC interest rate and credit default swaps with credit related contingent features which had a liability position of $4,734,023. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of November 30, 2021, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $2,340,000 which could be used to reduce the required payment.

At November 30, 2021, the Fund held non-cash collateral from Goldman Sachs Group Inc. in the amount of $451,179. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments

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Notes to financial statements (unaudited) (cont’d)

sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(u) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(v) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(w) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(x) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(y) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset

68	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London monthly all of the management fee that it receives from the Fund. The Fund does not pay any additional advisory or other fees for advisory services provided by Western Asset, Western Asset Singapore, Western Asset Japan or Western Asset London.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.07%, 1.80%, 1.10%, 1.35%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended November 30, 2021, fees waived and/or expenses reimbursed amounted to $5,077, which included an affiliated money market fund waiver of $2,259.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation ("expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

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Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at November 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class R	Class IS
Expires May 31, 2022	$33,625	$962	$25,614
Expires May 31, 2023	—	348	6,365
Expires May 31, 2024	—	240	2,438
Total fee waivers/expense reimbursements subject to recapture	$33,625	$1,550	$34,417

For the six months ended November 30, 2021, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class A
LMPFA recaptured	$413

Franklin Distributors, LLC (known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of Legg Mason funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

There was a maximum initial sales charge of 4.25% for Class A2 shares. In certain cases, Class A2 shares had a 1.00% CDSC, which applied if redemption occurred within 18 months from purchase payment. This CDSC only applied to those purchases of Class A2 shares, which when combined with holdings of other shares of Legg Mason funds, equaled or exceeded $1,000,000 in aggregate. Those purchases did not incur an initial sales charge.

For the six months ended November 30, 2021, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class A2†	Class C
Sales charges	$827	$3	—
CDSCs	—	—	$318

†On	June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

70	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

3. Investments

During the six months ended November 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$76,817,555	$72,410,342
Sales	80,765,757	61,784,184

At November 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$984,129,211	$45,953,456	$(59,255,864)	$(13,302,408)
Written options	(3,213,651)	428,229	(2,060,902)	(1,632,673)
Futures contracts	—	4,131,551	(11,300,728)	(7,169,177)
Forward foreign currency contracts	—	1,883,511	(1,656,202)	227,309
Swap contracts	(3,726,323)	13,794,812	(12,080,282)	1,714,530

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$2,600,098	$123,767	—	$2,723,865
Futures contracts[3]	4,131,551	—	—	4,131,551
Forward foreign currency contracts	—	1,883,511	—	1,883,511
OTC swap contracts[4]	—	—	$150,761	150,761
Centrally cleared swap contracts[5]	12,507,704	—	1,191,682	13,699,386
Total	$19,239,353	$2,007,278	$1,342,443	$22,589,074

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	71

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$4,647,610	$198,714	—	$4,846,324
Futures contracts[3]	11,300,728	—	—	11,300,728
Forward foreign currency contracts	—	1,656,202	—	1,656,202
OTC swap contracts[4]	903,299	—	$190,901	1,094,200
Centrally cleared swap contracts[5]	11,078,409	—	—	11,078,409
Total	$27,930,046	$1,854,916	$190,901	$29,975,863

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(10,984,097)	$(692,914)	$(208,486)	$(11,885,497)
Futures contracts	(13,110,214)	—	—	(13,110,214)
Written options	11,854,892	370,706	233,588	12,459,186
Swap contracts	3,660,729	—	(1,508,900)	2,151,829
Forward foreign currency contracts	—	(539,705)	—	(539,705)
Total	$(8,578,690)	$(861,913)	$(1,483,798)	$(10,924,401)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

72	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$834,249	$(49,154)	$72,769	$857,864
Futures contracts	1,397,442	—	—	1,397,442
Written options	(2,067,485)	63,523	(93,687)	(2,097,649)
Swap contracts	(17,462,964)	—	1,641,346	(15,821,618)
Forward foreign currency contracts	—	150,210	—	150,210
Total	$(17,298,758)	$164,579	$1,620,428	$(15,513,751)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended November 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,866,045
Written options	2,631,233
Futures contracts (to buy)	1,282,534,784
Futures contracts (to sell)	1,379,426,665
Forward foreign currency contracts (to buy)	84,631,658
Forward foreign currency contracts (to sell)	137,355,491

Average Notional Balance
Interest rate swap contracts	$808,944,432
Credit default swap contracts (buy protection)	160,265,557
Credit default swap contracts (sell protection)	8,666,914

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	$585,886	$(365,858)	$220,028	$60,000	$280,028
Citibank N.A.	515,948	(1,350,628)	(834,680)	750,000	(84,680)
Goldman Sachs Group Inc.	686,498	(222,000)	464,498	(451,179)	13,319
JPMorgan Chase & Co.	43,328	(645,309)	(601,981)	550,000	(51,981)
Morgan Stanley & Co. Inc.	1,088,436	(2,150,228)	(1,061,792)	980,000	(81,792)
Total	$2,920,096	$(4,734,023)	$(1,813,927)	$1,888,821	$74,894

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	73

Notes to financial statements (unaudited) (cont’d)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$20,439	$13,492
Class A2†	216	180
Class C	64,860	7,523
Class FI	21,511	13,158
Class R	643	512
Class I	—	305,993
Class IS	—	4,147
Total	$107,669	$345,005

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

For the six months ended November 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$35
Class A2†	141
Class C	28
Class FI	37
Class R	241
Class I	1,518
Class IS	3,077
Total	$5,077

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

74	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended November 30, 2021	Year Ended May 31, 2021
Net Investment Income:
Class A	$123,863	$91,178
Class A2†	—	7,707
Class C	51,149	31,720
Class FI	126,418	165,040
Class R	1,327	3,173
Class I	6,351,316	6,467,370
Class IS	2,945,986	1,701,955
Total	$9,600,059	$8,468,143

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

7. Capital shares

At November 30, 2021, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2021		Year Ended May 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	368,987	$3,937,268	517,651	$5,460,172
Shares issued on reinvestment	10,848	115,446	8,228	85,922
Shares repurchased	(210,428)	(2,233,893)	(347,566)	(3,666,880)
Net increase	169,407	$1,818,821	178,313	$1,879,214

Class A2†
Shares sold	152	$968	13,682	$145,459
Shares issued on reinvestment	—	—	739	7,707
Shares repurchased	(122,919)	(1,315,228)	(8,047)	(84,990)
Net increase (decrease)	(122,767)	$(1,314,260)	6,374	$68,176

Class C
Shares sold	61,299	$650,971	197,371	$2,081,648
Shares issued on reinvestment	4,801	51,039	3,038	31,373
Shares repurchased	(119,264)	(1,265,498)	(287,211)	(3,030,075)
Net decrease	(53,164)	$(563,488)	(86,802)	$(917,054)

Class FI
Shares sold	123,546	$1,311,399	216,403	$2,275,729
Shares issued on reinvestment	11,844	125,924	15,861	164,578
Shares repurchased	(149,543)	(1,584,976)	(2,068,749)	(21,790,450)
Net decrease	(14,153)	$(147,653)	(1,836,485)	$(19,350,143)

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	75

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended November 30, 2021		Year Ended May 31, 2021
	Shares	Amount	Shares	Amount
Class R
Shares sold	23,892	$253,589	139,093	$1,471,405
Shares issued on reinvestment	125	1,327	290	3,027
Shares repurchased	(49,314)	(526,363)	(143,294)	(1,512,806)
Net decrease	(25,297)	$(271,447)	(3,911)	$(38,374)

Class I
Shares sold	5,463,472	$58,185,357	23,398,826	$246,213,994
Shares issued on reinvestment	557,658	5,939,711	565,546	5,895,426
Shares repurchased	(11,085,639)	(118,316,119)	(58,374,603)	(618,025,671)
Net decrease	(5,064,509)	$(54,191,051)	(34,410,231)	$(365,916,251)

Class IS
Shares sold	7,870,190	$84,095,968	13,225,681	$140,380,778
Shares issued on reinvestment	250,933	2,670,248	156,430	1,630,490
Shares repurchased	(5,132,916)	(54,531,281)	(6,633,601)	(69,666,635)
Net increase	2,988,207	$32,234,935	6,748,510	$72,344,633

†

On June 24, 2021, the Fund converted 122,673 Class A2 shares into 122,559 Class A shares, valued at $1,312,602. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

76	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the six months ended November 30, 2021. The following transactions were effected in such companies for the six months ended November 30, 2021.

	Affiliate Value at May 31, 2021
		Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	$1,451,819	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	62,154,361	$165,537,266	165,537,266	$224,653,455	224,653,455
	$63,606,180	$165,537,266		$224,653,455

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2021
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	—	$27,626	$(1,470)	$1,450,349
Western Asset Premier Institutional Government Reserves, Premium Shares	—	2,210	—	3,038,172
	—	$29,836	$(1,470)	$4,488,521

9. Redemption facility

The Fund and certain other participating funds within the Corporation, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	77

Notes to financial statements (unaudited) (cont’d)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2021.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on

78	Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report

the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Total Return Unconstrained Fund 2021 Semi-Annual Report	79

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

80	Western Asset Total Return Unconstrained Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Total Return Unconstrained Fund	81

Western Asset

Total Return Unconstrained Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

Western Asset Total Return Unconstrained Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Total Return Unconstrained Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Total Return Unconstrained Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor,Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012827 1/22 SR21-4320

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 25, 2022